6. Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Future Amortization Expense
2014	$ 272,695
2015	272,695
2016	272,695
2017	272,696
Total remaining core deposit intangible expense	$1,090,781